10-Q - Mezzanine Equity - Liquidation Event (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Common stock liquidation preference per share (in dollars per share)		$ 0.0117
Pre-2023 Preferred Stock
Temporary Equity [Line Items]
Liquidation preference	$ 24,931,819	$ 23,998,869
Common stock liquidation preference per share (in dollars per share)	$ 0.0117
Seed Preferred
Temporary Equity [Line Items]
Liquidation preference	$ 21,156,225	20,364,558
Seed-1 Preferred
Temporary Equity [Line Items]
Liquidation preference	566,473	545,276
Seed-2 Preferred
Temporary Equity [Line Items]
Liquidation preference	$ 3,209,121	$ 3,089,035